CAPITAL STOCK	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024
CAPITAL STOCK
CAPITAL STOCK

NOTE 5 - CAPITAL STOCK

Capital Stock

As of September 30, 2025, the Company’s authorized capital stock consists of 5,000,000,000 shares of common stock at $0.0001 par value per share and 100,000,000 shares of preferred stock at $0.0001 par value per share. The Company has designated 60,000,000 shares of preferred stock as Class A convertible preferred stock (the “Class A Preferred Stock”), and 100 shares of preferred stock as Series B super voting preferred stock (the “Series B Preferred Stock”). The remaining 39,999,900 of preferred stock remains undesignated.

Common Stock

The holders of common stock are entitled to one vote for each share held. The affirmative vote of a majority of votes cast at a meeting which commences with a lawful quorum is sufficient for approval of most matters upon which shareholders may or must vote, including the questions presented for approval or ratification at the Company’s Annual Shareholders’ Meeting. An amendment of the Company’s Articles of Incorporation, however, requires the affirmative vote of a majority of the Company’s total voting power for approval. Common shares do not carry cumulative voting rights, and holders of more than 50% of the common stock have the power to elect all directors and, as a practical matter, to control the Company. Holders of common stock are not entitled to preemptive rights, and the common stock may only be redeemed at the Company’s election.

During the nine months ended September 30, 2025, the Company issued 88,709,285 shares of its common stock, including:

-	46,054,400 shares of its common stock upon conversion of 1,842,176 shares of Class A preferred stock;
-	23,992,548 shares of its common stock for a total purchase price of $83,117, net of offering costs of $5,270;
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18,662,337 shares of its common stock with a fair value of $25,902 based on the closing market price on the conversion dates upon conversion of convertible notes in the amount of $10,700 plus fees of $3,000, resulting in net loss on debt extinguishment of $15,203.

During the nine months ended September 30, 2024, the Company issued 29,018,088 shares of its common stock, including:

-	11,061,800 shares of its common stock upon conversion of 442,472 shares of Class A preferred stock;
-	13,429,645 shares of its common stock for a total purchase price of $315,933;
-	900,000 shares of its common stock for various services provided, valued at $43,400 based on the closing market price of the common shares on the grant dates;
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3,626,643 shares of its common stock with a fair value of $164,893 based on the closing market price on the conversion dates upon conversion of convertible notes and accrued interest in the amount of $79,577, resulting in net loss on debt extinguishment of $85,316.

Class A Preferred Stock

The Class A preferred stock has certain material rights and preferences (as is more fully set forth in the Certificate of Designation of the Class A Preferred Stock).

During the nine months ended September 30, 2025, 1,842,176 shares of Class A preferred stock were converted into 46,054,400 common shares.

As of September 30, 2025, the Company had 57,717,951 shares of Class A preferred stock outstanding, of which 15,958,767 shares are held by the Company’s CEO. The former officers and directors of Singlepoint hold the remaining shares of the Class A preferred stock.

Ranking

The Class A preferred stock ranks, as to dividends and upon liquidation, senior and prior to the common stock of the Company.

Liquidation

In the event of liquidation, dissolution or winding up of the Company, the holders of the Class A preferred stock are entitled, out of the assets of the Company legally available for distribution, to receive, before any payment to the holders of shares of common stock or any other class or series of stock ranking junior, and amount per share equal to any dividends declared but unpaid thereon.

Voting

Each share of Class A preferred stock entitles the holder thereof to 50 votes on any matters requiring a shareholder vote of the Company.

Conversion

Each share of our Class A preferred stock is convertible into 25 shares of common stock at the option of the holder.

Series B Super Voting Preferred Stock

The Series B preferred stock has certain material rights and preferences (as is more fully set forth in the Certificate of Designation of the Series B Preferred Stock) and has a stated value of $0.0001 per share.

As of September 30, 2025, the Company had 90 shares of Series B preferred stock outstanding.

Dividends

There will be no dividends due or payable on the Series B Preferred Stock.

Liquidation Rights

Upon the occurrence of a “Liquidation Event,” the holders of Series B Preferred Stock are entitled to receive net assets on a pro-rata basis. Each holder of Series B Preferred Stock is entitled to receive ratably any dividends declared by the Board, if any, out of funds legally available for the payment of dividends. “Liquidation Event” means (i) the liquidation, dissolution or winding-up, whether voluntary or involuntary, of the Company, (ii) the purchase or redemption by the Company of shares of any class of stock or the merger or consolidation of the Company with or into any other corporation or corporations, or (iii) the sale, license or lease of all or substantially all, or any material part of, the Company’s assets.

Conversion Rights

The shares of Series B Preferred Stock are not convertible into shares of the Company’s Common Stock.

Voting Rights

If at least one share of Series B Preferred Stock is issued and outstanding, then the total aggregate issued shares of Series B Preferred Stock at any given time, regardless of their number, shall have voting rights equal to 10 times the sum of: i) the total number of shares of Common Stock which are issued and outstanding at the time of voting, plus ii) the total number of votes of all other series of Preferred Stocks which are issued and outstanding at the time of voting.

Each individual share of Series B Preferred Stock shall have the voting rights equal to:

[ten times the sum of: {all shares of Common Stock issued and outstanding at the time of voting + the total number of votes of all other series of Preferred Stocks which are issued and outstanding at the time of voting}]

Divided by:

[the number of shares of Series B Preferred Stock issued and outstanding at the time of voting]

With respect to all matters upon which stockholders are entitled to vote or to which stockholders are entitled to give consent, the holders of the outstanding shares of Series B Preferred Stock shall vote together with the holders of Common Stock without regard to class, except as to those matters on which separate class voting is required by applicable law or the Articles of Incorporation or Bylaws.

NOTE 5 - CAPITAL STOCK

Capital Stock

As of December 31, 2024, the Company’s authorized capital stock consists of 5,000,000,000 shares of common stock at $0.0001 par value per share and 100,000,000 shares of preferred stock at $0.0001 par value per share. The Company has designated 60,000,000 shares of preferred stock as Class A convertible preferred stock (the “Class A Preferred Stock”), and 100 shares of preferred stock as Series B super voting preferred stock (the “Series B Preferred Stock”). The remaining 39,999,900 of preferred stock remains undesignated.

Common Stock

The holders of common stock are entitled to one vote for each share held. The affirmative vote of a majority of votes cast at a meeting which commences with a lawful quorum is sufficient for approval of most matters upon which shareholders may or must vote, including the questions presented for approval or ratification at the Company’s Annual Shareholders’ Meeting. An amendment of the Company’s Articles of Incorporation, however, requires the affirmative vote of a majority of the Company’s total voting power for approval. Common shares do not carry cumulative voting rights, and holders of more than 50% of the common stock have the power to elect all directors and, as a practical matter, to control the Company. Holders of common stock are not entitled to preemptive rights, and the common stock may only be redeemed at the Company’s election.

During the year ended December 31, 2024, the Company issued 54,129,476 shares of its common stock, including:

-	19,061,800 shares of its common stock upon conversion of 762,472 shares of Class A preferred stock;
-	19,462,532 shares of its common stock for a total purchase price of $371,070, net of offering costs of $14,175;
-	900,000 shares of its common stock for various services provided, valued at $43,400 based on the closing market price of the common shares on the grant dates;
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14,705,144 shares of its common stock with a fair value of $329,916 based on the closing market price on the conversion dates upon conversion of convertible notes and accrued interest in the amount of $144,377, resulting in a loss on debt extinguishment of $185,539.

Class A Preferred Stock

The Class A preferred stock has certain material rights and preferences (as is more fully set forth in the Certificate of Designation of the Class A Preferred Stock).

During the year ended December 31, 2024, a total of 4,040,000 shares of Class A preferred stock was issued to the members of the Company’s Board of Directors for services provided. The value of all these shares was determined to be $2,990,000 based on an assumed conversion at a 25 common shares for 1 preferred share ratio of the Class A preferred stock for common shares and the approximate $0.029 closing market price of the common shares on the date of grant.

During the year ended December 31, 2024, 762,472 shares of Class A preferred stock were converted into 19,061,800 common shares.

As of December 31, 2024, the Company had 59,560,127 shares of Class A preferred stock outstanding, of which 15,958,767 shares are held by the Company’s CEO. The former officers and directors of Singlepoint hold the remaining shares of the Class A preferred stock.

Ranking

The Class A preferred stock ranks, as to dividends and upon liquidation, senior and prior to the common stock of the Company.

Liquidation

In the event of liquidation, dissolution or winding up of the Company, the holders of the Class A preferred stock are entitled, out of the assets of the Company legally available for distribution, to receive, before any payment to the holders of shares of common stock or any other class or series of stock ranking junior, and amount per share equal to any dividends declared but unpaid thereon.

Voting

Each share of Class A preferred stock entitles the holder thereof to 50 votes on any matters requiring a shareholder vote of the Company.

Conversion

Each share of our Class A preferred stock is convertible into 25 shares of common stock at the option of the holder.

Series B Super Voting Preferred Stock

The Series B preferred stock has certain material rights and preferences (as is more fully set forth in the Certificate of Designation of the Series B Preferred Stock) and has a stated value of $0.0001 per share.

During the year ended December 31, 2024, a total of 90 shares of Class A preferred stock was issued to the two members of the Company’s Board of Directors. A nominal value was recorded for the fair value of the Series B shares issued.

As of December 31, 2024, the Company had 90 shares of Series B preferred stock outstanding.

Dividends

There will be no dividends due or payable on the Series B Preferred Stock.

Liquidation Rights

Upon the occurrence of a “Liquidation Event,” the holders of Series B Preferred Stock are entitled to receive net assets on a pro-rata basis. Each holder of Series B Preferred Stock is entitled to receive ratably any dividends declared by the Board, if any, out of funds legally available for the payment of dividends. “Liquidation Event” means (i) the liquidation, dissolution or winding-up, whether voluntary or involuntary, of the Company, (ii) the purchase or redemption by the Company of shares of any class of stock or the merger or consolidation of the Company with or into any other corporation or corporations, or (iii) the sale, license or lease of all or substantially all, or any material part of, the Company’s assets.

Conversion Rights

The shares of Series B Preferred Stock are not convertible into shares of the Company’s Common Stock.

Voting Rights

If at least one share of Series B Preferred Stock is issued and outstanding, then the total aggregate issued shares of Series B Preferred Stock at any given time, regardless of their number, shall have voting rights equal to 10 times the sum of: i) the total number of shares of Common Stock which are issued and outstanding at the time of voting, plus ii) the total number of votes of all other series of Preferred Stocks which are issued and outstanding at the time of voting.

Each individual share of Series B Preferred Stock shall have the voting rights equal to:

[ten times the sum of: {all shares of Common Stock issued and outstanding at the time of voting + the total number of votes of all other series of Preferred Stocks which are issued and outstanding at the time of voting}]

Divided by:

[the number of shares of Series B Preferred Stock issued and outstanding at the time of voting]

With respect to all matters upon which stockholders are entitled to vote or to which stockholders are entitled to give consent, the holders of the outstanding shares of Series B Preferred Stock shall vote together with the holders of Common Stock without regard to class, except as to those matters on which separate class voting is required by applicable law or the Articles of Incorporation or Bylaws.